Note 2 - Allowance for Credit Losses: Past Due Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2021
Tables/Schedules
Past Due Financing Receivables

September 30, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,865,249	$1,772,441	$2,252,788	$6,890,478
Premier Loans	1,015,540	583,196	1,065,546	2,664,282
Other Consumer Loans	17,799,088	9,156,036	16,752,445	43,707,569
Real Estate Loans	1,018,256	331,706	1,253,410	2,603,372
Sales Finance Contracts	2,220,903	1,307,237	1,911,821	5,439,961
Total	$24,919,036	$13,150,616	$23,236,010	$61,305,662

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,998,538	$1,629,874	$2,122,317	$5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$20,068,345	$12,342,953	$21,792,971	$54,204,269